Servicing and Transfers of Mortgage Loans (BankUnited, FSB and Subsidiaries)	7 Months Ended
May 21, 2009
BankUnited, FSB and Subsidiaries
Servicing and Transfers of Mortgage Loans

Note 5 Servicing and Transfers of Mortgage Loans

Servicing

        As of May 21, 2009 the Bank had mortgage servicing rights ("MSR") with a carrying amount of $1.1 million. MSRs are included with Other Assets on the consolidated balance sheet. The Bank accounted for MSRs using the amortization method (i.e., lower of cost or fair value) with impairment recognized as a reduction to non-operating income.

        On November 17, 2008, Freddie Mac notified the Bank that they were terminating the Seller/Servicer Eligibility Contract with the Bank effective as of November 17, 2008. The Bank had the right to market the servicing rights until April 2009. Since the Bank was unable to sell the servicing rights, the termination of this agreement required the Bank to write-off the recorded Freddie Mac servicing asset, which totaled $2.3 million, at February 28, 2009. On March 17, 2009, the Bank provided to Fannie Mae a notification whereby it voluntary terminated the Mortgage Selling and Servicing Contract between the Bank and Fannie Mae, effective as of April 1, 2009. The voluntarily termination required the Bank to write-off the recorded Fannie Mae servicing asset, which totaled $15.8 million, at February 28, 2009. The termination of these contracts is consistent with the Bank's strategy of no longer being active in the wholesale residential lending business. At May 21, 2009, the remaining carrying value of the MSR of $1.1 million, which approximates fair value, relates primarily to the servicing of remaining private label mortgage loans.

        The following table provides activity related to the Bank's MSR assets from October 1, 2007 through May 21, 2009:

	MSR From Loan Sales	MSR Securitization	Total MSR
	(in thousands)
Balance October 1, 2007	$17,700	$2,931	$20,631
New MSR assets from loan sales	14,885	—	14,885
MSR servicing sales	(14)	—	(14)
Amortization of MSR assets	(4,026)	(1,365)	(5,391)
Impairment of MSR assets	(3,043)	—	(3,043)

Balance September 30, 2008	$25,502	$1,566	$27,068

Fair Value at September 30, 2008	$26,646	$1,973	$28,619

Balance October 1, 2008	$25,502	$1,566	$27,068
New MSR assets from loan sales	668	—	668
MSR servicing sales	—	—	—
Amortization of MSR assets	(1,435)	(161)	(1,596)
Impairment of MSR assets	(24,449)	(550)	(24,999)

Balance May 21, 2009	$286	$855	$1,141

Transfers

        On September 26, 2005, the Bank sold mortgage loans for securitization to a trust ("BUMT 2005-1") in a sale transaction. The BUMT 2005-1 securities are held in a trust established by a third party for the purpose of issuing securities arising from the securitization of one-to-four family residential mortgage loans originated by the Bank. The Bank's Trust 2005-1 is not controlled by, or affiliated with the Bank or any of its subsidiaries. The investors and the securitization trust have no recourse to the Bank's assets for failure of debtors to pay when due.

        While the Bank does not retain credit risk on the loans it has securitized, it has potential liability, under representations and warranties it made to the trust purchasing the loans. Upon securitization of the mortgage loans, the Bank acquired subordinated securities, including an interest only strip (collectively retained securities), and recognized the value of the rights to servicing the underlying loans (MSRs). The Bank has classified the retained securities as available for sale.

        Considerable judgment is required to determine the fair values of the Bank's retained securities. Unlike government securities and other highly liquid investments, the precise market value of retained securities cannot be readily determined because these assets are not actively traded in stand-alone markets. Accordingly, the Bank utilizes independent third parties specializing in secondary market transactions to assist in the determination of the fair values of its retained securities through the use of discounted cash flow models. BankUnited values these securities using third party proprietary pricing models that incorporate observable and unobservable inputs. Unobservable inputs include BankUnited's expectation of projected prepayment speeds, discount rates and projected loss severity and default rates. The estimated fair value of the Bank's retained securities amounted to $27.2 million as of May 21, 2009.

        At May 21, 2009, BankUnited was servicing loans for others of approximately $43.7 million.